PHILLIPS CAPITAL INVESTMENTS, INC.

                          ANNUAL REPORT TO SHAREHOLDERS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 1997

                                    CONTENTS



Independent Auditors' Report.........................................Page     1

Statement of Assets and Liabilities..................................         2

Investment in Securities as of December 31, 1997.....................     3 - 5

Statement of Operations..............................................         6

Statement of Changes in Net Assets...................................         7

Notes to Financial Statements........................................     8 - 9

Supplementary Information -
    Selected Per-Share Data and Ratios...............................        10

                         McCARTHY, ROSE & MILLS, L.L.P.
                          Certified Public Accountants
                        600 North Pearl Street, Suite 440
                            Dallas, Texas 75201-7465
Tel: (214) 969-0400                                           Fax (214) 855-0366


                          INDEPENDENT AUDITORS' REPORT


Shareholders and Board of Directors
Phillips Capital Investments, Inc.
Dallas, Texas


     We have audited the statement of assets and liabilities of Phillips Capital Investments, Inc., including the schedule of portfolio investments, as of December 31, 1997 and 1996, and the related statements of operations and changes in net assets for the years then ended, and selected per-share data and ratios for each of the five years in the period then ended. These financial statements and per-share data and ratios are the responsibility of management. Our responsibility is to express an opinion on these financial statements and per-share data and ratios based on our audits.

     We conducted our audits in accordance with standards established by the American Institute of Certified Public Accountants. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per-share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 and 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of Phillips Capital Investments, Inc. as of December 31, 1997 and 1996, and, the results of its operations and the changes in its net assets for the years then ended, and selected per-share data and ratios for each of the five years in the period then ended in conformity with generally accepted accounting principles.

/s/ McCarthy, Rose & Mills, L.L.P.


January 26, 1998
Dallas, Texas

                       PHILLIPS CAPITAL INVESTMENTS, INC.
                       STATEMENT OF ASSETS AND LIABILITIES

                                                                    December 31,
                                                            1997                   1996
Assets:
   Investments in securities, at value -
     amortized cost $3,630,576.89 in 1997 and
     $3,550,952.16 in 1996 - Note A                   $   5,028,727.83     $   4,503,809.98
   Cash                                                      44,005.87           353,107.63
   Receivables - Note A
     Interest                                                23,576.95            23,092.02
     Dividends                                               18,865.05             8,545.69
     Investment securities sold                               2,677.63                   --
   Deferred registration expenses - Note B                    1,169.79             1,336.97
   Prepaid insurance                                            316.73               391.80
                                                      ----------------     ----------------
         Total assets                                     5,119,339.85         4,890,284.09
                                                      ----------------     ----------------


Liabilities:
   Accrued accounting fees                                    5,350.00             4,650.00
   Federal income tax payable                                   300.00               790.00
   Miscellaneous accounts payable                               581.28               683.42
   Due shareholders on sale                                         --             2,076.95
                                                      ----------------     ----------------
         Total liabilities                                    6,231.28             8,200.37
                                                      ----------------     ----------------


Net Assets:
   Net assets (equivalent to $15.06 and $13.74
     per share based on 339,582.628
     and 355,399.640 shares of capital
     stock outstanding at December 31, 1997
     and 1996, respectively) - Note C                 $   5,113,108.57     $   4,882,083.72
                                                      ================     ================

              The accompanying notes are an integral part of these
                             financial statements.

                       PHILLIPS CAPITAL INVESTMENTS, INC.
                            INVESTMENTS IN SECURITIES
                                DECEMBER 31, 1997

                                                                        Principal
                                                                        Amount or
COMMON STOCKS:  54.60%                                                   Shares                    Market Value
Insurance: 8.35%
   American Bankers Insurance Group                                        2,500                   $114,843.75
   ReliaStar Financial Corp.                                               2,400                     98,850.00
   RLI Corp.                                                               2,500                    124,531.25
   Western National                                                        3,000                     88,875.00
                                                                                                   -----------
                                                                                                    427,100.00
                                                                                                   -----------
Energy Sources & Related: 7.34%
   Norsk Hydro                                                             1,500                     76,500.00
   Phillips Petroleum                                                      1,400                     68,075.00
   Snyder Oil Corp.                                                        4,000                     73,000.00
   USX Marathon Group                                                      3,000                    101,250.00
   Wiser Oil                                                               4,000                     56,500.00
                                                                                                   -----------
                                                                                                    375,325.00
                                                                                                   -----------
Shipping and Transportation: 5.33%
   Sea Containers, Ltd. "A"                                                5,000                    160,000.00
   Transport Corp. of America                                              5,000                     78,750.00
   Rush Enterprises                                                        4,200                     33,600.00
                                                                                                   -----------
                                                                                                    272,350.00
                                                                                                   -----------
Electric Utilities: 5.15%
   Houston Industries                                                      2,000                     53,500.00
   PacifiCorp                                                              2,000                     54,625.00
   Southern Company                                                        2,500                     64,687.50
   Texas Utilities                                                           900                     37,350.00
   WPL Holdings                                                            1,600                     53,000.00
                                                                                                   -----------
                                                                                                    263,162.50
                                                                                                   -----------
Media/Entertainment: 4.60%
   Pulitzer Publishing                                                       933                     58,604.06
   Telecommunications "A"                                                  3,000                     83,812.50
   Time Warner                                                             1,500                     93,000.00
                                                                                                   -----------
                                                                                                    235,416.56
                                                                                                   -----------
Health Products and Services:  4.57%
   Beverly Enterprises                                                     3,000                     39,000.00
   PharMerica                                                              1,365                     14,161.88
   Tenet Health Care                                                       1,800                     59,625.00
   Universal Health Services "B"                                           2,400                    120,900.00
                                                                                                   -----------
                                                                                                    233,686.88
                                                                                                   -----------
Chemicals: 4.53%
   Akzo N.V. ADS                                                           1,000                     86,875.00
   Dow Chemical                                                              600                     60,900.00
   Monsanto                                                                2,000                     84,000.00
                                                                                                   -----------
                                                                                                    231,775.00
                                                                                                   -----------

              The accompanying notes are an integral part of these
                             financial statements.

                       PHILLIPS CAPITAL INVESTMENTS, INC.
                      INVESTMENTS IN SECURITIES (Continued)
                                DECEMBER 31, 1997

                                                                        Principal
                                                                        Amount or
Common Stocks, continued                                                 Shares                    Market Value

Investment Co./Foreign Securities: 3.33%
   First Australian Fund                                                   6,000                    $43,500.00
   Growth Fund of Spain                                                4,425.757                     72,748.38
   New Germany Fund, Inc                                                   4,000                     54,000.00
                                                                                                 -------------
                                                                                                    170,248.38
                                                                                                 -------------
Consumer Products and Services: 3.15%
   Showbiz Pizza                                                           4,000                     92,000.00
   Spaghetti Warehouse, Inc.                                              12,000                     69,000.00
                                                                                                 -------------
                                                                                                    161,000.00
                                                                                                 -------------
Merchandising: 2.38%
   KMart                                                                   5,500                     63,250.00
   Intertan                                                                6,100                     32,787.50
   Service Merchandise                                                    12,000                     25,500.00
                                                                                                 -------------
                                                                                                    121,537.50
                                                                                                 -------------
Construction Products and Services: 2.02%
   Centex Corp.                                                            1,500                     94,406.25
   Oriole Homes "B"                                                        2,000                      8,750.00
                                                                                                 -------------
                                                                                                    103,156.25
                                                                                                 -------------
Metals/Mining: 1.90%
   Commonwealth Industries                                                 1,800                     26,100.00
   IMCO Recycling, Inc.                                                    2,000                     32,125.00
   The Energy Group PLC                                                      875                     38,992.19
                                                                                                 -------------
                                                                                                     97,217.19
                                                                                                 -------------
Multi-Industries: 1.46%
   Canadian Pacific                                                        2,000                     54,500.00
   Hanson, PLC                                                               875                     20,125.00
                                                                                                 -------------
                                                                                                     74,625.00
                                                                                                 -------------
Forest Paper & Products: .49%
   Georgia Pacific Corp.                                                     300                     18,225.00
   Georgia Pacific Timber                                                    300                      6,806.25
                                                                                                 -------------
                                                                                                     25,031.25
                                                                                                 -------------

     TOTAL COMMON STOCKS (Cost $1,391,913.77)                                                     2,791,631.51
                                                                                                 -------------

PREFERRED STOCKS: 1.73%
   ConAgra Capital LC Preferred                                            2,000                     44,375.00
   Texaco Capital Preferred "B"                                            2,000                     44,000.00
                                                                                                 -------------

     TOTAL PREFERRED STOCKS (Cost $89,800.00)                                                        88,375.00
                                                                                                 -------------

              The accompanying notes are an integral part of these
                             financial statements.

                       PHILLIPS CAPITAL INVESTMENTS, INC.
                      INVESTMENTS IN SECURITIES (Continued)
                                DECEMBER 31, 1997

                                                                        Principal
                                                                        Amount or
                                                                         Shares                    Market Value
SHORT-TERM DEPOSITS: 8.90%
   Beal Banc CD 5.87% Due 7/7/98                                                                    $95,000.00
   MashreqBank CD 5.6% Due 6/30/98                                                                   75,000.00
   1st Fed Calif CD 5.5% Due 3/18/98                                                                 95,000.00
   Gty Fed CD 5.39% Due 1/14/98                                                                      95,000.00
   Western American CD 6.0% Due 4/03/98                                                              95,000.00
                                                                                                 -------------

     TOTAL SHORT-TERM TIME DEPOSITS
         (Cost $455,000.00)                                                                         455,000.00
                                                                                                 -------------

OTHER SHORT-TERM SECURITIES: 33.12%
   Institutional Liquid Assets - Treasury                            $199,971.32                    199,971.32
   U.S. T-Notes 5% of 1/31/98                                         800,000.00                    799,500.00
   U.S. T-Notes 5.375% of 5/31/98                                     400,000.00                    399,750.00
   AMEX CR Corp Comm Paper Due 3/24/98                                147,230.00                    147,230.00
   Ford Motor CR Comm Paper Due 01/09/98                              147,270.00                    147,270.00
                                                                                                 -------------

     TOTAL OTHER SHORT-TERM SECURITIES
         (Cost $1,693,863.12)                                                                     1,693,721.32
                                                                                                 -------------

     TOTAL INVESTMENTS IN SECURITIES
         (Cost $3,630,576.89)                                                                     5,028,727.83
                                                                                                 -------------

   OTHER ASSETS (NET OF LIABILITIES): 1.65%                                                          84,380.74
                                                                                                 -------------

   NET ASSETS:  100.00%                                                                          $5,113,108.57
                                                                                                 =============

              The accompanying notes are an integral part of these
                             financial statements.

                       PHILLIPS CAPITAL INVESTMENTS, INC.
                             STATEMENT OF OPERATIONS

                                                                              Year Ended December 31,
                                                                        1997                           1996
Investment Income
   Income - Note A
     Interest                                                        $112,639.25                   $109,879.61
     Dividends                                                         47,191.17                     38,483.50
                                                                     -----------                   -----------
       Total income                                                   159,830.42                    148,363.11
                                                                     -----------                   -----------

Expenses
   Investment advisory fees - Note E                                   43,693.37                     41,951.47
   Accounting fees                                                      5,450.00                      5,425.00
   Registration fees and expenses                                         679.73                      1,484.00
   Directors' fees                                                      1,500.00                      1,625.00
   Insurance                                                            1,176.06                      1,359.00
   Postage and delivery                                                   153.50                         85.00
   Printing                                                                  -                        1,376.54
   Professional fees                                                    1,454.52                      1,539.00
   Other                                                                3,522.01                        820.34
   Federal income tax                                                     300.00                        790.00
                                                                     -----------                   -----------

       Total expenses                                                  57,929.19                     56,455.35
                                                                     -----------                   -----------

       Investment income - net                                        101,901.23                     91,907.76
                                                                     -----------                   -----------

Realized and Unrealized Gain on
     Investments - Note D
   Net realized gain on investments                                   304,539.34                    612,312.46
   Change in unrealized appreciation
     of investments for the period                                    445,293.12                   (301,068.52)
                                                                     -----------                   -----------

       Net gain (loss) on investments                                 749,832.46                    311,243.94
                                                                     -----------                   -----------

       Net increase in net assets
         resulting from operations                                   $851,733.69                   $403,151.70
                                                                     ===========                   ===========

              The accompanying notes are an integral part of these
                             financial statements.

                       PHILLIPS CAPITAL INVESTMENTS, INC.
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                              Year Ended December 31,
                                                                        1997                           1996
Increase in Net Assets from Operations
   Investment income - net                                           $101,901.23                    $91,907.76
   Net realized gain on investments                                   304,539.34                    612,312.46
   Change in unrealized appreciation                                  445,293.12                   (301,068.52)
                                                                   -------------                 -------------

     Net increase in net assets resulting
       from operations                                                851,733.69                    403,151.70
                                                                   -------------                 -------------

Dividends Paid to Shareholders - Note F
   Investment income                                                 (101,452.98)                   (90,896.34)
   Net realized capital gains                                        (304,358.85)                  (611,624.32)
                                                                   -------------                 -------------

     Total dividends paid to shareholders                            (405,811.83)                  (702,520.66)
                                                                   -------------                 -------------

Capital Share Transactions                                           (214,897.01)                   140,400.20
                                                                   -------------                 -------------

   Net increase (decrease)                                            231,024.85                   (158,968.76)

Net Assets
   Beginning of year (including undistributed
     investment income of $4,831.09)                                4,882,083.72                  5,041,052.48
                                                                   -------------                 -------------

   End of year (including undistributed
     investment income of $5,279.34)                               $5,113,108.57                 $4,882,083.72
                                                                   =============                 =============

              The accompanying notes are an integral part of these
                             financial statements.

                       PHILLIPS CAPITAL INVESTMENTS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1997

Note A - Summary of Significant Accounting Policies

     The Company is operated as a diversified, open-end management investment company.

     Security valuation: Investments in securities listed on the New York Stock Exchange, American Stock Exchange or other security exchanges, and securities traded in the Over-The-Counter market are valued at their closing sales price. If no sale has been reported for that day, the last published sale or the last recorded bid price, whichever is the more recent, is used, unless in the opinion of the Board of Directors the value thus obtained may not fairly indicate the actual market value, in which case these securities, and any other assets for which market quotations are not readily available, are valued at fair value as determined by the management and approved in good faith by the Board of Directors.

     Federal income taxes: For tax years beginning after December 31, 1987, it is the Company's intention to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its capital gains and investment income to its shareholders. Therefore, provision has been made for Federal income taxes only on the undistributed income which is immaterial.

     Other: The Company follows industry practice and records security transactions on the trade date. Dividend income is recognized on the ex-dividend date, and interest is accrued on all debt securities on a daily basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.


Note B -Registration Expenses

     Registration expenses will be amortized as new shares are issued.


Note C - Capital Share Transactions

     As of December 31, 1997 and 1996 there were 10,000,000 shares of $1.00 par value capital stock authorized. Capital paid-in aggregated $3,367,858.76 and $3,566,938.75 at December 31, 1997 and 1996, respectively.

     Transactions in capital stock for the period were as follows:

                                                           Shares                                Amount
                                                   1997              1996                 1997             1996
Shares sold                                     11,990.444       22,304.946          $167,000.00       $339,000.00
Shares issued in reinvestment
   of dividends                                 27,419.715       47,427.703           405,811.83        652,605.19
                                               -----------       ----------         ------------       -----------
                                                39,410.159       69,732.649           572,811.83        991,605.19

Shares redeemed                                 55,227.171       58,320.028           787,708.84        851,204.99
                                               -----------       ----------         ------------       -----------

Net increase (decrease)                        (15,817.012)      11,412.621         ($214,897.01)      $140,400.20
                                               ===========       ==========         ============       ===========

                       PHILLIPS CAPITAL INVESTMENTS, INC.
                    NOTES TO FINANCIAL STATEMENTS (Continued)
                                DECEMBER 31, 1997

Note D - Investment Transactions

     Purchases of common stocks during the year were $154,285.00 in 1997 and $588,358.81 in 1996; sales were $651,731.14 and $998,015.67 in 1997 and 1996, respectively. Purchases of U.S. Government obligations were $1,195,781.20 in 1997 and $793,567.93 in 1996, and $1,200,000.00 and $2,300,000.00 were sold/matured in 1997 and 1996, respectively.

     As of December 31, 1997 and 1996, the unrealized appreciation of securities was $1,398,150.93 and $952,857.81, respectively; accumulated undistributed net realized gains on investment transactions totaled $2,236.96 and $2,056.43 at December 31, 1997 and 1996, respectively.


Note E - Investment Advisory Fees

     The Company pays advisory fees for investment management and advisory services under a management agreement (Agreement) that provides for fees to be computed monthly at an annual rate of 0.9 percent of the Company's average daily net assets up to $30,000,000, 0.75 percent of assets from $30,000,000 to $60,000,000 and 0.6 percent for those assets in excess of $60,000,000. The Agreement provides for an expense reimbursement from the investment advisor if the Company's total expenses exceed 2.0 percent of the Company's average daily net assets for any year.


Note F - Distributions to Shareholders

     On December 16, 1997, a distribution of $0.975 per share, aggregating $304,358.85, was declared from net realized gains from investment transactions and a dividend of $0.325 per share, aggregating $101,452.98 was declared from net investment income. The distribution and dividend were paid on December 18, 1997 to shareholders of record on December 17, 1997.

     On December 27, 1996, a distribution of $1.985 per share, aggregating $611,624.32, was declared from net realized gains from investment transactions and a dividend of $0.295 per share, aggregating $90,896.34 was declared from net investment income. The distribution and dividend were paid on December 27, 1996 to shareholders of record on December 26, 1996.

                       PHILLIPS CAPITAL INVESTMENTS, INC.
         SUPPLEMENTARY INFORMATION - SELECTED PER-SHARE DATA AND RATIOS*

                                                                                      Year Ended December 31,
                                                                1997            1996           1995           1994            1993
Per-Share Data:
   Investment income                                             $.53           $.48           $.67            $.47           $.34
   Expenses                                                       .19            .18            .18             .16            .15
                                                               ------         ------         ------          ------         ------

     Investment income - net                                      .34            .30            .49             .31            .19

   Distributions from net investment income                      (.33)          (.29)          (.49)           (.31)          (.19)

   Net realized and unrealized gain (loss)
     on securities                                               2.28           1.07           1.58            (.21)           .77

   Distributions from net realized
     long-term gains on securities                               (.97)         (1.99)          (.36)           (.24)          (.11)
                                                               ------         ------         ------          ------         ------

   Net increase (decrease) in net
     asset value                                                 1.32           (.91)          1.22            (.45)           .66

   Net asset value:
     Beginning of year                                          13.74          14.65          13.43           13.88          13.22
                                                               ------         ------         ------          ------         ------

     End of year                                               $15.06         $13.74         $14.65          $13.43         $13.88
                                                               ======         ======         ======          ======         ======

Ratios (Annualized)
   Ratio of expenses to average net assets                      1.19%          1.20%          1.11%           1.11%          1.14%
   Ratio of net investment income to
     average net assets                                         2.10%          1.96%          2.98%           2.19%          1.45%
   Portfolio turnover rate                                      5.71%         19.08%         28.17%          37.62%          3.10%

Shares Outstanding at End of Year                        339,582.628    355,399.640    343,987.019     419,130.701    409,961.200

  * Selected data for a share of capital stock outstanding throughout the year.